LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Supplemental cash flow information of lease
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2022	2023
Cash paid for the rentals included in the lease liabilities	436	309
Right-of-use assets obtained in exchange for operating lease liabilities	520	149

Schedule of supplemental consolidated balance sheet information

	2022	2023
Right-of-use assets	819	641
Current lease liabilities included within Other payables and accruals (Note 16)	274	140
Long-term lease liabilities	534	477

Total lease liabilities	808	617

Weighted average remaining lease term	5 years	6 years
Weighted average discount rate	4.4%	4.6%

Schedule of maturities of lease liabilities
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31,2023
2024	212
2025	136
2026	95
2027	44
2028	58
Thereafter	152

Total operating lease payments	697
Less: imputed interest	(80)

Total	617